Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2013	2012
Receivables (1)	$572,398	$454,641
Unbilled receivables	257,964	242,616
Less – allowance for doubtful accounts	(7,117)	(9,128)
	$823,245	$688,129

(1) Includes receivables due from affiliated companies	$55,301	$20,623